EXHIBIT 99.1

Nissan Auto Lease Trust 2017-B

Asset-Backed Notes

Sample Lease Agreed-Upon Procedures

Report To:

Nissan Auto Leasing LLC II

Nissan Motor Acceptance Corporation

25 September 2017

Ernst & Young LLP 5 Times Square New York, NY 10036-6530	Tel: +1 212 773 3000 Fax: +1 212 773 6350 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Nissan Auto Leasing LLC II

Nissan Motor Acceptance Corporation

One Nissan Way

Franklin, Tennessee 37067

Re:	Nissan Auto Lease Trust 2017-B (the “Issuing Entity”)

Asset-Backed Notes (the “Notes”)

Sample Lease Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by Nissan Auto Leasing LLC II (the “Depositor”), Nissan Motor Acceptance Corporation (the “Sponsor”), Citigroup Global Markets Inc. (“Citi”), HSBC Securities (USA) Inc. (“HSBC”), MUFG Securities Americas Inc. (“MUFG”) and SMBC Nikko Securities America, Inc. (“SMBC,” together with the Depositor, Sponsor, Citi, HSBC and MUFG, the “Specified Parties”), solely to assist the Depositor in evaluating the accuracy of certain information with respect to a pool of closed-end vehicle leases (the “Leases”) and the related leased vehicles and related assets relating to the Issuing Entity’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Sponsor, on behalf of the Depositor, provided us with:

a.	Electronic data files:

i.	Labeled “Pool Pt 1.xlsx” and the corresponding record layout and decode information (the “Preliminary Base Data File Part A”) that the Sponsor, on behalf of the Depositor, indicated contains information relating to certain closed-end vehicle leases (the “Preliminary Base Leases Part A”) that, together with the Preliminary Base Leases Part B (as defined herein), are expected to be representative of the Leases and the related leased vehicles and related assets as of 31 August 2017 (the “Cut-off Date”),

ii.	Labeled “Pool Pt 2.xlsx” and the corresponding record layout and decode information (the “Preliminary Base Data File Part B,” together with the Preliminary Base Data File Part A, the “Preliminary Base Data Files”) that the Sponsor, on behalf of the Depositor, indicated contains information relating to certain closed-end vehicle leases (the “Preliminary Base Leases Part B”) that, together with the Preliminary Base Leases Part A, are expected to be representative of the Leases and the related leased vehicles and related assets as the Cut-off Date,

iii.	Labeled “Bankfile 9.14.17.xlsx” and the corresponding record layout and decode information (the “Initial Preliminary Data File”) that the Sponsor, on behalf of the Depositor, indicated contains information relating to certain closed-end vehicle leases (the “Preliminary Leases”) that are expected to be representative of the Leases and the related leased vehicles and related assets as of the Cut-off Date and

iv.	Labeled “NALT 17-B AutoDecision Stat w Vin.xlsx” (the “Auto Decision Data File,” together with the Preliminary Base Data Files and Initial Preliminary Data File, the “Provided Preliminary Data Files”) that the Sponsor, on behalf of the Depositor, indicated contains information relating to the approval type for each Preliminary Lease as of the Cut-off Date,

b.	Imaged copies of:

i.	The motor vehicle lease agreement and accompanying dealer lease worksheet and/or correction notice (collectively, and as applicable, the “Contract”),

ii.	The NMAC/IFS application status (as applicable, the “Application Status”),

iii.	The invoice (as applicable, the “Invoice”),

iv.	Certain printed screen shots and payment histories from the Sponsor’s lease servicing system (collectively, the “System Screen Shots”) and

v.	The certificate of title and/or the application for certificate of ownership (collectively, and as applicable, the “Title,” together with the Contract, Application Status, Invoice and System Screen Shots, the “Source Documents”)

relating to the Sample Leases (as defined in Attachment A),

c.	The list of relevant characteristics (the “Sample Characteristics”) on the Preliminary Data File (as defined in Attachment A), which is shown on Exhibit 1 to Attachment A, and

d.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing, observing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Provided Preliminary Data Files, Source Documents, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Preliminary Base Data File (as defined in Attachment A), Initial Preliminary Data File or Preliminary Data File. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Preliminary Base Data Files, Auto Decision Data File, Source Documents or any other information provided to us by the Sponsor, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to (a) the existence of the Preliminary Base Leases (as defined in Attachment A), Preliminary Leases or Leases, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Sponsor, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or

b.	Making any findings with respect to:

i.	Whether the origination of the Leases conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria or other requirements,

ii.	The value of the collateral securing the Leases,

iii.	Whether the originator of the Leases complied with federal, state or local laws or regulations or

iv.	Any other factor or characteristic of the Leases that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

25 September 2017

Attachment A Page 1 of 2

Procedures performed and our associated findings

1.	As instructed by the Sponsor, on behalf of the Depositor, we combined the information on the Preliminary Base Data File Part A and Preliminary Base Data File Part B. The Preliminary Base Data File Part A and Preliminary Base Data File Part B, as combined, is hereinafter referred to as the “Preliminary Base Data File.” The closed-end vehicle leases included on the Preliminary Base Data File are hereinafter referred to as the “Preliminary Base Leases,” which the Sponsor, on behalf of the Depositor, indicated are expected to be representative of the Leases and the related leased vehicles and related assets as of the Cut-off Date.

2.	As instructed by the Sponsor, on behalf of the Depositor, we randomly selected a sample of 125 Preliminary Base Leases from the Preliminary Base Data File (the “Base Sample Leases”). For the purpose of this procedure, the Sponsor, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of Base Sample Leases they instructed us to randomly select from the Preliminary Base Data File.

3.	For each closed-end vehicle lease on the Preliminary Base Data File and Initial Preliminary Data File, we compared the account number (the “Account Number”), as shown on the Preliminary Base Data File, to the corresponding Account Number, as shown on the Initial Preliminary Data File, and noted that:

a.	All of the Preliminary Leases included on the Initial Preliminary Data File were included on the Preliminary Base Data File,

b.	7,557 of the Preliminary Base Leases included on the Preliminary Base Data File were not included on the Initial Preliminary Data File (the “Removed Preliminary Base Leases”) and

c.	Eight of the Removed Preliminary Base Leases were Base Sample Leases (the “Removed Base Sample Leases”).

As instructed by the Sponsor, on behalf of the Depositor, we did not perform any procedures on the Removed Base Sample Leases. The 117 Base Sample Leases included on the Initial Preliminary Data File are hereinafter referred to as the “Remaining Base Sample Leases.”

4.	As instructed by the Sponsor, on behalf of the Depositor, we randomly selected a sample of eight Preliminary Leases from the Initial Preliminary Data File that were not Remaining Base Sample Leases (the “Additional Sample Leases,” together with the Remaining Base Sample Leases, the “Sample Leases”). For the purpose of this procedure, the Sponsor, on behalf of the Depositor, did not inform us as to the basis for the methodology they instructed us to use to select the Additional Sample Leases from the Initial Preliminary Data File.

For the purpose of the procedures described in this report, the 125 Sample Leases are referred to as Sample Lease Numbers 1 through 125.

Attachment A Page 2 of 2

5.	As instructed by the Sponsor, on behalf of the Depositor, we appended the information for each Preliminary Lease on the Initial Preliminary Data File with the corresponding approval type information on the Auto Decision Data File. The Initial Preliminary Data File, as adjusted, is hereinafter referred to as the “Preliminary Data File.”

6.	For each Sample Lease:

a.	We compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Preliminary Data File, to the corresponding information located on the Source Documents, subject to the instructions, assumptions and methodologies provided to us by the Sponsor, on behalf of the Depositor, that are stated in the notes to Exhibit 1 to Attachment A. The Source Document(s) that we were instructed by the Sponsor, on behalf of the Depositor, to use for each Sample Characteristic are shown on Exhibit 1 to Attachment A. Except for the information shown on Exhibit 2 to Attachment A, all such compared information was in agreement.

b.	We observed that the corresponding Contract contained a signature in the lessee signature section of the Contract. We performed no procedures to determine the validity of the signature contained in the lessee signature section of the Contract.

c.	We observed that Nissan-Infiniti LT, NILT, Inc. (“NILT”) or an entity or subsidiary of Nissan-Infiniti LT or NILT was the named lien holder or owner on the Title, or that the lien holder or owner had assigned the motor vehicle securing the Sample Lease to Nissan-Infiniti LT, NILT or an entity or subsidiary of Nissan-Infiniti LT or NILT on the Title.

Exhibit 1 to Attachment A

Sample Characteristics and Source Documents

Sample Characteristic	Preliminary Data File Field Name	Source Document(s)	Note(s)
Lease number	LSE-NUM	System Screen Shots	i.

Vehicle model year	VEH-YR	Contract and System Screen Shots

Vehicle make	VEH-MAKE	Contract and System Screen Shots

Vehicle model	VEH-MODEL	(a) Contract and System Screen Shots or (b) Invoice and System Screen Shots	ii., iii.

Vehicle age classification (new/used)	NEW-USED-CODE	Contract or Application Status	iv., v.

Monthly base payment amount	PMT-BASE-RENT	Contract and System Screen Shots	vi.

Original term to maturity	PMT-ORG-NBR	Contract and System Screen Shots

Adjusted capitalized cost	AMT-CAP-COST	Contract or System Screen Shots	vi., vii., viii.

Contract residual value	AMT-RES-EOT	Contract or System Screen Shots	ix., x.

Adjusted manufacturer’s suggested retail price	ADJ-MSRP	Contract or System Screen Shots	xi., xii.

Lease rate (money factor)	LSE-RATE	(a) Contract, (b) System Screen Shots or (c) Contract and recalculation	xiii., xiv., xv.

E-contract (Y/N)	E-CONTRACT	Contract

VIN	VIN	Contract, System Screen Shots and Title

Paid thru date	LSE-PAID-TO-DATE	(a) System Screen Shots or (b) System Screen Shots and Contract	xvi., xvii., xviii.

Maturity date	DATE-MATURE	System Screen Shots

Remaining term to maturity	PMT-REM	System Screen Shots	xviii.

Product type	PROD-TYPE	System Screen Shots

FICO score	FICO-CREDIT-SCORE	System Screen Shots

Customer borrower state	CUST-STATE	System Screen Shots

Approval type	AUTO-DECISION	System Screen Shots

Original first payment date	FIRST-DUE-DATE	System Screen Shots

Notes:

i.	For identification purposes only.

Exhibit 1 to Attachment A

Notes: (continued)

ii.	For the purpose of comparing the vehicle model Sample Characteristic for each Sample Lease (except for Sample Lease Number 51), the Sponsor, on behalf of the Depositor, instructed us to use the Contract and System Screen Shots as the Source Documents.

iii.	For the purpose of comparing the vehicle model Sample Characteristic for Sample Lease Number 51, the Sponsor, on behalf of the Depositor, instructed us to use the Invoice and System Screen Shots as the Source Documents.

iv.	For the purpose of comparing the vehicle age classification (new/used) Sample Characteristic for each Sample Lease (except for Sample Lease Number 97), the Sponsor, on behalf of the Depositor, instructed us to use the Contract as the Source Document.

v.	For the purpose of comparing the vehicle age classification (new/used) Sample Characteristic for Sample Lease Number 97, the Sponsor, on behalf of the Depositor, instructed us to use the Application Status as the Source Document.

vi.	For the purpose of comparing the monthly base payment amount and adjusted capitalized cost Sample Characteristics for each Sample Lease, the Sponsor, on behalf of the Depositor, instructed us to ignore differences of +/- $1.00 or less.

vii.	For the purpose of comparing the adjusted capitalized cost Sample Characteristic for each Sample Lease (except for Sample Lease Numbers 46 and 115), the Sponsor, on behalf of the Depositor, instructed us to use the Contract as the Source Document.

viii.	For the purpose of comparing the adjusted capitalized cost Sample Characteristic for Sample Lease Numbers 46 and 115, the Sponsor, on behalf of the Depositor, instructed us to use the System Screen Shots as the Source Document.

ix.	For the purpose of comparing the contract residual value Sample Characteristic for each Sample Lease (except for Sample Lease Number 46), the Sponsor, on behalf of the Depositor, instructed us to use the Contract as the Source Document.

x.	For the purpose of comparing the contract residual value Sample Characteristic for Sample Lease Number 46, the Sponsor, on behalf of the Depositor, instructed us to use the System Screen Shots as the Source Document.

xi.	For the purpose of comparing the adjusted manufacturer’s suggested retail price Sample Characteristic for each Sample Lease (except for Sample Lease Numbers 46 and 92), the Sponsor, on behalf of the Depositor, instructed us to use the Contract as the Source Document.

Exhibit 1 to Attachment A

Notes: (continued)

xii.	For the purpose of comparing the adjusted manufacturer’s suggested retail price Sample Characteristic for Sample Lease Numbers 46 and 92, the Sponsor, on behalf of the Depositor, instructed us to use the System Screen Shots as the Source Document.

xiii.	For the purpose of comparing the lease rate (money factor) Sample Characteristic for each Sample Lease (except for Sample Lease Numbers 46, 97,105 and 124), the Sponsor, on behalf of the Depositor, instructed us to:

a.	Use the Contract as the Source Document and

b.	Round the lease rate (money factor), as shown on the Contract, to the fifth decimal place (XX.XXXXX).

xiv.	For the purpose of comparing the lease rate (money factor) Sample Characteristic for Sample Lease Numbers 46, 97 and 105, the Sponsor, on behalf of the Depositor, instructed us to use the System Screen Shots as the Source Document.

xv.	For the purpose of comparing the lease rate (money factor) Sample Characteristic for Sample Lease Number 124, the Sponsor, on behalf of the Depositor, instructed us to recalculate the lease rate (money factor) by

a.	Dividing:

(i)	The monthly rent charge

by

(ii)	The sum of the:

(1)	Adjusted capitalized cost and

(2)	Contract residual value,

all as shown on the Contract,

and

b.	Rounding the result obtained in a. above to the fifth decimal place (XX.XXXXX).

xvi.	For the purpose of comparing the paid thru date Sample Characteristic for each Sample Lease (except for Sample Lease Numbers 1, 30, 43, 48, 90 and 108) the Sponsor, on behalf of the Depositor, instructed us to use the payment history information, as shown on the System Screen Shots, to determine the paid thru date.

xvii.	For the purpose of comparing the paid thru date Sample Characteristic for Sample Lease Numbers 1, 30, 43, 48, 90 and 108, the Sponsor, on behalf of the Depositor, instructed us to use the payment history information, as shown on the System Screen Shots, to determine the month and year of the paid thru date and to use the day of the due date, as shown on the Contract, as the day of the paid thru date.

Exhibit 1 to Attachment A

Notes: (continued)

xviii.	The Sponsor, on behalf of the Depositor, indicated that certain of the System Screen Shots contained account activity which occurred after the Cut-off Date. For the purpose of comparing the paid thru date and remaining term to maturity Sample Characteristics for each Sample Lease, the Sponsor, on behalf of the Depositor, instructed us to only consider account activity shown on the System Screen Shots which occurred on or prior to the Cut-off Date.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, that are described in the notes above.

Exhibit 2 to Attachment A

Sample Characteristic Differences

Sample Lease Number	Sample Characteristic	Preliminary Data File Value	Source Document Value
102	Monthly base payment amount	$163.05	$169.05
111	Monthly base payment amount	$528.30	$493.35

Note:

The monthly base payment amount Sample Characteristic for Sample Lease Numbers 102 and 111, as shown on the Preliminary Data File, agreed to the monthly base payment amount, as shown on the System Screen Shots, but did not agree to the monthly base payment amount, as shown on the Contract.